REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS

8.	REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS

The realized and unrealized gain/(loss) on the oil and gas derivative instruments comprise of the following:

(in thousands of $)	Year Ended December 31,
	2021	2020	2019
Realized gain on Hilli oil derivative instrument	24,772	2,539	13,089
Unrealized gain/(loss) on Hilli oil derivative instrument (note 20)	126,940	(45,100)	(39,090)
Unrealized gain on Hilli gas derivative instrument (note 16)	51,286	—	—
Unrealized mark-to-market adjustment for commodity swap derivatives (note 27)	1,665	—	—
	204,663	(42,561)	(26,001)

The unrealized gain/(loss) on oil and gas derivative instruments results from movements in forecast oil, natural gas and Euro/USD exchange rates, whereas the realized gain on oil derivative instrument results from monthly billings above the Hilli base tolling fee under the LTA.

9.	OTHER NON-OPERATING INCOME/(LOSSES)

Other non-operating income/(losses), net comprise of the following:

(in thousands of $)	2021	2020
Unrealized mark-to-market loss on our investment in listed equity securities (note 14 and 27)	295,777	—
UK tax lease settlement contingent liability (note 29)	71,739	—
Dividend income from our investment in listed equity securities	(5,588)	—
Gain on disposal of the LNG Croatia (note 18)	—	5,682
	361,928	5,682

10.	GAINS/(LOSSES) ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET

Gains/(losses) on derivative instruments includes:

(in thousands of $)	2021	2020	2019
Mark-to-market adjustment for interest rate swap derivatives (note 27)	27,016	(38,601)	(16,485)
Mark-to-market adjustment for foreign exchange swap derivatives (note 27)	240	(2,556)	2,568
Interest (expense)/income on undesignated interest rate swaps (note 27)	(2,908)	(6,215)	6,351
Mark-to-market adjustment for equity derivatives (note 27)	—	(5,051)	(30,478)
	24,348	(52,423)	(38,044)

Other financial items, net includes:

(in thousands of $)	2021	2020	2019
Amortization of debt guarantee (note 28)	2,569	4,111	1,242
Financing arrangement fees and other costs	(2,341)	(2,138)	(5,735)
Foreign exchange loss on operations	(465)	(3,221)	(902)
Other	(522)	(304)	(127)
	(759)	(1,552)	(5,522)